Taxes	6 Months Ended
Jun. 30, 2024
Taxes
Taxes
10.	Taxes

Income tax expense

The Group calculates the income tax expense using the effective tax rate that would be applicable to the expected total annual earnings. The major components of income tax expense in the interim consolidated statement of profit or loss are:

	Six-month period ended
	June 30,
	2024	2023

	(Unaudited)
Current income tax expense	6,359,506	7,081,401
Deferred income tax expense	574,006	(308,832)
Adjustments to prior years’ current and deferred tax	(19,484)	(8,643)
Income tax expense	6,914,028	6,763,926

The effective tax rate for six-month period ended June 30, 2024, and 2023 was 44.2% and 31.9%, respectively.

As of June 30, 2024, and 2023, the nominal income tax rate was 35%, which includes an estimated surcharge of 15% for 2024 and 10% for 2023. These rates were estimated at each of the indicated dates, based on the projection of international BRENT prices.

Pillar II

Ecopetrol Business Group has a presence in the jurisdictions of Argentina, Bahamas, Brazil, Bolivia, Cayman, Chile, Colombia, Spain, United States, Mexico, Peru, Singapore, Panama, and Switzerland.

The ongoing assessment is executed based on the latest available tax returns and the most recent country-by-country report for 2022, as well as the most updated financial information for 2024.

Based on the current assessment, the Business Group has identified a potential exposure to Pillar II income taxes on profits obtained in Brazil, Singapore, Switzerland, and Bermuda, where the expected effective Pillar II tax rate is likely to be less than 15%.

From the analysis on the implementation of Pillar II in the countries in which the Ecopetrol Business Group has a presence, it was identified that in some of them the regulations were issued to establish the Qualified Domestic Minimum Top-up Tax (QDMTT) as of January 1, 2024. However, the internal regulations for the Income Inclusion Rule (IIR) or the Undertaxed Profits Rule (UTPR) have not been established in any of these countries. For this reason, it is not possible to identify and allocate a possible additional tax in those jurisdictions whose Effective Tax Rate is less than 15%. The Business Group will continue to monitor the implementation of BEPS 2.0 in jurisdictions that already have progress. In addition, The Business Group is working on calculating the effective tax rate by jurisdiction.

Therefore, the Ecopetrol Business Group will not recognize any impact in its condensed consolidated financial statements as of June 30, 2024. As well as applying the exception contemplated in the Amendment to IAS 12, the Company will not recognize deferred tax assets or liabilities associated with Pillar II income tax in its consolidated financial statement.